Shareholder Report, Holdings (Details)	Dec. 31, 2024
The Bond Fund of America - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class A | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class A | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class C | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class C | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class T | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class T | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America Class F-1 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America Class F-1 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class F-3 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class F-3 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class F-3 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class F-3 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529-A | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529-A | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529-C | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529-C | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529-E | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529-E | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529-T | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529-T | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America — Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America — Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America — Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America — Class 529-F-1 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America — Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America — Class 529-F-1 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America — Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America — Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America — Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America — Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America — Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529 - F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529 - F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529 - F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529 - F-2 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529 - F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529 - F-2 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529 - F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529 - F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529 - F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529 - F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529 - F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class 529-F-32 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class 529-F-32 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class 529-F-32 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class 529-F-32 [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class 529-F-32 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class 529-F-32 [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class 529-F-32 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class 529-F-32 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-F-32 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class 529-F-32 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class 529-F-32 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America Class R-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America Class R-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America Class R-1 [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America Class R-1 [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America Class R-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America Class R-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America Class R-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-2 [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-2 [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-2E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-2E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-2E [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-2E [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-2E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-2E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-2E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-3 [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-3 [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-4 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-4 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-4 [Member] | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-4 [Member] | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-4 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-4 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-4 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-5E | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-5E | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-5 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-5 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
The Bond Fund of America - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.23%
The Bond Fund of America - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
The Bond Fund of America - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
The Bond Fund of America - Class R-6 | U. S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
The Bond Fund of America - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
The Bond Fund of America - Class R-6 | Bonds & notes of governments & government agencies outside the U. S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
The Bond Fund of America - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
The Bond Fund of America - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
The Bond Fund of America - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
The Bond Fund of America - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]

[1]	Includes derivatives.